ACQUISITIONS AND DISPOSALS (Details 1) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Cash held by Disposal Group disposed of	(443,765)
Cash consideration received	486,502
Net cash inflow from disposal of subsidiaries	42,737